TAXES - Summary of Reconciliation of Federal Income Tax Rate (DWAC) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Legal Entity [Line Items]
Federal income taxes	21.00%
Digital World Acquisition Corp. [Member]
Legal Entity [Line Items]
Federal income taxes	21.00%	21.00%
State tax, net of Federal benefit	4.35%	4.35%
Change in valuation allowance	(44.10%)	(32.03%)
Other	(0.60%)	0.00%
Provision for income tax	(19.35%)	(6.68%)